Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders' equity
Schedule of Share capital

	Number of common shares	Share capital
Balance at December 31, 2023	201,353,962	$1,749,180
Exercise of stock options	473,081	(163)
NCIB purchase of common shares and ASPP	(615,200)	(4,676)
Balance at December 31, 2024	201,211,843	$1,744,341
Exercise of stock options	138,490	(606)
NCIB purchase of common shares and ASPP	(488,600)	(3,900)
Balance at June 30, 2025	200,861,733	$1,739,835